Stock and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Activity of the Common Unit-Based Awards Granted to the Partnership's Directors

The following table summarizes activity of the common unit-based awards granted to the Partnership’s Directors for the years ended December 31, 2015, 2014 and 2013 (in units and dollars):

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2012	4,500	$23.51
Granted	12,780	39.33
Vested	(17,280)	35.21

Outstanding at December 31, 2013	—	—
Granted	8,740	50.29
Vested	(8,740)	50.29

Outstanding at December 31, 2014	—	—
Granted	10,565	44.67
Vested	(10,565)	44.67

Outstanding at December 31, 2015	—	—

Summary of Compensation Expenses under Various Compensation Plans

The following table summarizes the compensation expenses under the various compensation plans recognized for the years indicated:

	2015	2014	2013
2010 TRC Stock Incentive Plan - Director Grants	$0.6	$0.5	$0.5
TRP LTIP Equity-Settled Performance Units	9.5	8.8	5.5
TRP LTIP Equity-Settled Phantom units - Replacement Phantom Units	6.4	—	—
TRP LTIP Equity-Settled Phantom units - Regular Phantom Units	0.2	—	—
TRP LTIP Director Grants	0.5	0.4	0.5
Allocated to the Partnership:
TRC LTIP - Cash-Settled Performance Units	(2.2)	11.0	21.9
2010 TRC Stock Incentive Plan - Restricted Stock	1.1	2.2	6.3
2010 TRC Stock Incentive Plan - Equity-Settled RSUs: RSUs	5.4	2.5	0.4
2010 TRC Stock Incentive Plan - Equity-Settled RSUs: Replacement RSUs	1.3	—	—

Summary of Unrecognized Compensation Expenses and Approximate Remaining Weighted Average Vesting Periods

The table below summarizes the unrecognized compensation expenses and the approximate remaining weighted average vesting periods related to our various compensation plans as of December 31, 2015:

	Unrecognized Compensation Expense	Weighted Average Remaining Vesting Period
	(In millions)	(In years)
TRP LTIP Equity-Settled Performance Units	$13.3	1.9
TRP LTIP Equity-Settled Phantom units - Replacement Phantom Units	5.8	1.3
TRP LTIP Equity-Settled Phantom units - Phantom Units	0.8	3.3
2010 TRC Stock Incentive Plan - Restricted Stock	0.0	0.1
2010 TRC Stock Incentive Plan - Equity-Settled Restricted Stock Units: RSUs	13.1	2.3
2010 TRC Stock Incentive Plan - Equity-Settled Restricted Stock Units: Replacement RSUs	1.5	1.4

Fair Values of Share-Based Awards on the Dates They Vested

The total fair value of share-based awards on the dates they vested are as follows:

	2015	2014	2013
TRP LTIP Equity - Settled Performance Units	$7.9	$10.0	$—
Accrued DERs settled for TRP LTIP Equity - Settled Performance Units	1.7	1.6	—
TRP LTIP Equity-Settled Phantom Units - Replacement Phantom Units	8.8	—	—
Accrued DERs settled for TRP LTIP Equity-Settled Phantom units - Replacement Phantom Units	1.1	—	—
TRP LTIP Director Grants	0.5	0.4	0.7
TRC LTIP Cash-Settled Performance Units	7.8	14.7	25.2
2010 TRC Stock Incentive Plan - Restricted Stock (1)	7.3	7.1	42.2
Accrued dividends settled	0.2	0.5	2.4
2010 TRC Stock Incentive Plan - Equity-Settled Restricted Stock Units: Replacement RSUs	3.8
2010 TRC Stock Incentive Plan - Director Grants	0.5	0.5	0.5

(1)	We recognized $1.1 million, $1.0 million and $1.6 million in tax benefits associated with the vesting of the restricted stock in 2015, 2014 and 2013.

Equity-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units

The following table summarizes activities of the Partnership’s equity-settled performance units for the years ended December 31, 2015, 2014, and 2013:

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2012	307,620	38.40
Granted	244,578	46.54

Outstanding at December 31, 2013	552,198	42.01
Granted	168,495	57.19
Vested	(137,170)	34.02
Forfeited	(6,120)	49.39

Outstanding at December 31, 2014	577,403	48.26
Granted	277,242	34.48
Vested	(178,900)	41.92

Outstanding at December 31, 2015	675,745	44.29

Replacement Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units

The following table summarize the activities of the awards for the year ended 2015.

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2014	—	$—
Granted	629,231	43.82
Vested	(224,021)	43.82
Forfeited	(49,852)	43.82

Outstanding at December 31, 2015	355,358	$43.82

Cash-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units

The following table summarizes the cash-settled performance units for the year ended 2015 awarded under the TRC LTIP (in units and millions of dollars):

	Program Year
	2012 Awards	2013 Awards	2014 Awards	2015 Awards	Total
Units outstanding January 1, 2015	138,460	142,110	122,360	—	402,930
Granted	—	—	—	198,280	198,280
Vested and paid	(138,460)	—	—	—	(138,460)
Forfeited	—	(2,410)	(2,460)	(5,890)	(10,760)

Units outstanding December 31, 2015	—	139,700	119,900	192,390	451,990

Calculated fair market value as of December 31, 2015		$622,496	$359,684	$1,662,913	$2,645,093

Current liability		$511,247	$—	$—	$511,247
Long-term liability		—	172,926	229,460	402,386

Liability as of December 31, 2015		$511,247	$172,926	$229,460	$913,633

To be recognized in future periods		$111,249	$186,758	$1,433,453	$1,731,460
Vesting date		June 2016	June 2017	June 2018

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Awards
The following table summarizes the restricted stock awards in shares and in dollars for the years indicated:

		Weighted-average
	Number of shares	Grant-Date Fair Value
Outstanding at December 31, 2012	711,030	$25.95
Granted (1)	30,623	57.59
Forfeited	(2,740)	27.28
Vested (2)	(534,940)	22.00

Outstanding at December 31, 2013	203,973	41.05

Forfeited	(1,980)	42.82
Vested	(82,800)	33.37

Outstanding at December 31, 2014	119,193	46.35

Vested	(88,570)	42.46

Outstanding at December 31, 2015	30,623	57.59

(1)	These awards will cliff vest at the end of three years.
(2)	Awards vested in 2013 were 60% of the awards issued in conjunction with the Targa IPO, net of forfeitures. 40% of the awards vested prior to 2013.

Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Awards
The following table summarizes the regular RSUs we granted to the management of the general partner in shares and in dollars for the years indicated.

		Weighted-average
	Number of shares	Grant-Date Fair Value
Outstanding at December 31, 2012	—	$—
Granted	55,790	69.90
Forfeited	(240)	67.07

Outstanding at December 31, 2013	55,550	69.92
Granted	54,357	112.89
Forfeited	(1,440)	75.81
Vested	(100)	67.07

Outstanding at December 31, 2014	108,367	91.41
Granted	140,477	83.54
Forfeited	(2,530)	86.73
Vested	(2,220)	81.56

Outstanding at December 31, 2015	244,094	87.02

Replacement Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Awards

The following table summarizes the awards in shares and in dollars for the years indicated.

	Number of units	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2014	—	$—
Granted	81,740	99.58
Vested	(41,539)	99.58
Forfeited	(1,556)	99.58

Outstanding at December 31, 2015	38,645	$99.58